MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST             Two World Trade Center

LETTER TO THE SHAREHOLDERS January 31, 2001             New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended January 31, 2001, investors who had grown accustomed to dynamic economic performance were faced with the reality of U.S. growth coming back down to earth. The equity markets' performance reflected this realization as the major equity indexes were brought down by a mix of earnings warnings from high-profile companies and increasingly widespread fears of recession. With the domestic economy slowing, the Federal Reserve Board signaled in December that it had abandoned its bias toward decreasing the inflationary risk, shifting its emphasis to addressing the risk of near-term economic weakness. Amid the poor performance of the market as a whole during the last half of 2000, the sectors that managed to show relatively decent returns were utilities, energy and financials. While new-economy and technology stocks suffered, value stocks prospered, posting calendar-year returns that surpassed those of growth stocks for the first time in seven years. Although weak economic news was abundant this January, investor psychology improved as the market began to anticipate the impact of the Fed's 100-basis-point two-part reduction in interest rates.

PERFORMANCE

For the six-month period ended January 31, 2001, Morgan Stanley Dean Witter Total Return Trust's Class B shares returned -11.07 percent compared to -3.98 percent for the Standard & Poor's 500 Stock Index (S&P 500).* For the same period, the Fund's Class A, C and D shares returned -10.77 percent, -11.08 percent and -10.61 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
*The Standard & Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

According to TCW Investment Management Company, the Fund's sub-advisor, the Fund's underperformance relative to its benchmark was due primarily to its overweighting in the technology sector, which underwent a sharp correction during the second half of 2000. TCW believes that the correction occurred because technology spending decreased suddenly and unexpectedly in response to slower economic growth. While unsettling to stock prices, such economic cycles can be typical, and TCW remains confident that long-term demand will be robust for productivity-enhancing technology.

Technology represented 37.1 percent of the portfolio on January 31, 2001, versus
23.9 percent of the S&P 500. TCW views the contraction in technology valuations as an opportunity to invest in select companies that the sub-advisor believes have the ability to generate growing returns on capital by dominating rapidly growing markets. On January 31, 2001, the Fund's key technology holdings were Intel, Cisco, Nortel Networks, Compaq, Microsoft, Siebel Systems, JDS Uniphase, Sun Microsystems and EMC.

On January 31, 2001, health care represented 17.6 percent of the portfolio compared to 12.4 percent of the S&P 500. Investments in the health-care sector consist primarily of positions in pharmaceutical and biotechnology companies. The portfolio is currently overweighted in pharmaceutical companies, because of favorable demographics, attractive and consistent cash flows, and favorable valuation levels. Pharmaceutical stocks, which are less economically sensitive than those of many other industries, performed well during the six-month period under review. TCW's outlook for biotechnology companies remains positive because of the dramatic potential for new markets and products made possible by genetic mapping. On January 31, 2001, the Fund's key health-care holdings were Eli Lilly, Pfizer, Merck & Co., Schering-Plough, Guidant, Amgen and Genentech.

Energy represented 8.3 percent of the portfolio on January 31, 2001, versus 6.0 percent of the S&P 500. The Fund maintains its overweighted position in this sector because of TCW's belief that the supply and demand fundamentals are favorable to suppliers, a fact that has become evident in high energy prices. The portfolio owns several oilfield service providers, which it expects will benefit from increased production in response to high oil and natural gas prices. In the energy arena, the Fund owns Transocean Sedco Forex, Exxon Mobil, Chevron and Royal Dutch Petroleum.

LOOKING AHEAD

In light of TCW's belief in the increased likelihood that the Fed will implement a series of interest-rate cuts resulting in higher levels of liquidity during 2001, the sub-advisor believes that the outlook for U.S. equities currently appears favorable. Lower interest rates could potentially fuel higher returns for the

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST more-interest-sensitive large-cap stocks. However, the market's reaction to the Fed's change in bias remains to be seen. While the next several months may prove to be volatile for the equity markets, TCW believes that, over the long term, the equity markets may once again reward long-term investors.

We appreciate your ongoing support of Morgan Stanley Dean Witter Total Return Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

FUND PERFORMANCE January 31, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 1/31/01
--------------------------
1 Year                      (0.66)%(1)  (5.87)%(2)
Since Inception (7/28/97)   14.05 %(1)  12.32 %(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 1/31/01
--------------------------
1 Year                      (1.33)%(1)  (6.17)%(2)
5 Years                     17.63 %(1)  17.42 %(2)
Since Inception (11/30/94)  19.09 %(1)  19.09 %(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 1/31/01
--------------------------
1 Year                      (1.43)%(1)  (2.40)%(2)
Since Inception (7/28/97)   13.32 %(1)  13.32 %(2)

                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 1/31/01
--------------------------
1 Year                      (0.42)%(1)
Since Inception (7/28/97)   14.33 %(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

PORTFOLIO OF INVESTMENTS January 31 2001 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS (99.5%)
            Aerospace & Defense (2.1%)
 115,000    Boeing Co. ..................  $  6,727,500
 418,064    General Motors Corp. (Class
             H)*.........................    11,697,431
                                           ------------
                                             18,424,931
                                           ------------
            Airlines (0.9%)
 259,200    Southwest Airlines Co. ......     8,120,736
                                           ------------

            Biotechnology (6.3%)
 437,200    Amgen Inc.*..................    30,740,625
 409,800    Genentech, Inc.*.............    24,280,650
                                           ------------
                                             55,021,275
                                           ------------

            Casino/Gaming (1.0%)
 292,500    Harrah's Entertainment,
             Inc.*.......................     8,593,650
                                           ------------

            Computer Communications (3.8%)
 753,900    Cisco Systems, Inc.*.........    28,224,131
  52,400    Juniper Networks, Inc.*......     5,590,425
                                           ------------
                                             33,814,556
                                           ------------
            Computer Peripherals (1.8%)
 208,800    EMC Corp.*...................    15,866,712
                                           ------------
            Computer Processing Hardware (6.3%)
1,707,900   Compaq Computer Corp. .......    40,494,309
   2,200    Dell Computer Corp.*.........        57,475
 500,900    Sun Microsystems, Inc.*......    15,308,756
                                           ------------
                                             55,860,540
                                           ------------

            Contract Drilling (2.9%)
 135,800    Santa Fe International
             Corp. ......................     4,603,620
 469,400    Transocean Sedco Forex
             Inc. .......................    21,334,230
                                           ------------
                                             25,937,850
                                           ------------
            Discount Stores (4.9%)
 348,500    Costco Wholesale Corp.*......    16,118,125
 253,200    Target Corp. ................     9,616,536
 299,900    Wal-Mart Stores, Inc. .......    17,034,320
                                           ------------
                                             42,768,981
                                           ------------
            Electronic Components (0.6%)
 247,000    Power Integrations, Inc.*....     5,495,750
                                           ------------

            Electronic Equipment/Instruments (2.2%)
 360,200    JDS Uniphase Corp.*..........    19,743,462
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Electronic Production Equipment (2.5%)
 154,800    Applied Materials, Inc.*.....  $  7,788,375
 293,200    Novellus Systems, Inc.*......    14,183,550
                                           ------------
                                             21,971,925
                                           ------------

            Electronics/Appliance Stores (1.9%)
 326,700    Best Buy Co., Inc.*..........    16,269,660
                                           ------------

            Finance/Rental/Leasing (4.9%)
 272,300    Capital One Financial
             Corp. ......................    17,160,346
  77,400    Fannie Mae...................     5,741,532
 117,400    Freddie Mac..................     7,161,400
 224,300    Providian Financial Corp. ...    13,087,905
                                           ------------
                                             43,151,183
                                           ------------

            Financial Conglomerates
             (3.8%)
 109,100    American Express Co. ........     5,138,610
 406,933    Citigroup, Inc. .............    22,776,040
 100,270    J.P. Morgan Chase & Co. .....     5,513,847
                                           ------------
                                             33,428,497
                                           ------------

            Home Improvement Chains (1.0%)
 178,000    Home Depot, Inc. (The).......     8,579,600
                                           ------------

            Industrial Conglomerates
             (4.2%)
 811,600    General Electric Co. ........    37,333,600
                                           ------------

            Insurance Brokers/Services (0.9%)
  69,500    Marsh & McLennan Companies,
             Inc. .......................     7,516,425
                                           ------------

            Integrated Oil (4.8%)
 125,200    Chevron Corp. ...............    10,426,656
 282,700    Exxon Mobil Corp. ...........    23,789,205
 137,700    Royal Dutch Petroleum Co.
             (ADR) (Netherlands).........     8,310,195
                                           ------------
                                             42,526,056
                                           ------------

            Internet Software/Services (1.4%)
 321,600    Yahoo! Inc.*.................    11,999,700
                                           ------------

            Investment Banks/Brokers (3.0%)
  92,500    Goldman Sachs Group, Inc.
             (The).......................    10,521,875
 218,600    Merrill Lynch & Co., Inc. ...    15,848,500
                                           ------------
                                             26,370,375
                                           ------------

            Investment Managers (1.5%)
 309,700    Stilwell Financial, Inc. ....    13,459,562
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

PORTFOLIO OF INVESTMENTS January 31, 2001, (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Major Telecommunications (0.4%)
   74,500   SBC Communications, Inc. ....  $  3,602,075
                                           ------------

            Medical Specialties (2.4%)
  423,700   Guidant Corp.*...............    20,973,150
                                           ------------

            Multi-Line Insurance (1.0%)
  100,480   American International Group,
             Inc. .......................     8,542,810
                                           ------------

            Oilfield Services/Equipment (0.5%)
  104,300   Baker Hughes Inc. ...........     4,312,805
                                           ------------

            Packaged Software (7.1%)
  471,200   Microsoft Corp.*.............    28,772,650
  464,700   Oracle Corp.*................    13,534,387
  297,200   Siebel Systems, Inc.*........    19,708,075
                                           ------------
                                             62,015,112
                                           ------------

            Pharmaceuticals: Major (8.9%)
  400,800   Lilly (Eli) & Co. ...........    31,583,040
  161,000   Merck & Co., Inc. ...........    13,230,980
  430,325   Pfizer, Inc. ................    19,429,174
  101,600   Pharmacia Corp. .............     5,691,632
  159,600   Schering-Plough Corp. .......     8,043,840
                                           ------------
                                             77,978,666
                                           ------------

            Property - Casualty Insurers (1.1%)
  100,700   Progressive Corp. ...........     9,460,765
                                           ------------

            Restaurants (4.0%)
1,213,400   McDonald's Corp. ............    35,613,290
                                           ------------

            Semiconductors (6.6%)
  242,200   Conexant Systems, Inc.*......     4,374,738
1,240,800   Intel Corp. .................    45,909,600
  101,300   Texas Instruments, Inc. .....     4,436,940
   54,900   Xilinx, Inc.*................     2,964,600
                                           ------------
                                             57,685,878
                                           ------------

            Telecommunication Equipment (4.8%)
  415,400   Motorola, Inc. ..............     9,475,274
  860,800   Nortel Networks Corp.
             (Canada)....................    32,908,384
                                           ------------
                                             42,383,658
                                           ------------
            TOTAL COMMON STOCKS
            (Cost $853,033,791)..........   874,823,235
                                           ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENTS (1.8%)
            U.S. GOVERNMENT AGENCY (a) (1.1%)
 $ 10,000   Federal Farm Credit Banks
             5.42% due 02/01/01
             (Cost $10,000,000)..........  $ 10,000,000
                                           ------------

            REPURCHASE AGREEMENT (0.7%)
    5,874   The Bank of New York
             5.375% due 02/01/01 (dated
             01/31/01; proceeds
             $5,875,209)(b)
             (Cost $5,874,332)...........     5,874,332
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Cost $15,874,332)...........    15,874,332
                                           ------------


TOTAL INVESTMENTS
(Cost $868,908,123) (c).........  101.3%    890,697,567

LIABILITIES IN EXCESS OF
OTHER ASSETS....................   (1.3)    (11,303,576)
                                           ------------
 NET ASSETS...................... 100.0%   $879,393,991
                                           ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by Federal Home Loan Banks 6.375% due 11/15/02 valued at $5,991,835.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $100,394,947 and the aggregate gross unrealized depreciation is $78,605,503, resulting in net unrealized appreciation of $21,789,444.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (unaudited)
ASSETS:
Investments in securities, at value
 (cost $868,908,123)........................................  $890,697,567
Receivable for:
    Investments sold........................................    17,401,764
    Shares of beneficial interest sold......................     3,520,262
    Dividends...............................................       180,107
Prepaid expenses and other assets...........................       123,285
                                                              ------------
    TOTAL ASSETS............................................   911,922,985
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    29,005,546
    Shares of beneficial interest repurchased...............     2,029,618
    Plan of distribution fee................................       784,745
    Investment management fee...............................       564,136
Accrued expenses and other payables.........................       144,949
                                                              ------------
    TOTAL LIABILITIES.......................................    32,528,994
                                                              ------------
    NET ASSETS..............................................  $879,393,991
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $888,016,569
Net unrealized appreciation.................................    21,789,444
Accumulated net investment loss.............................    (4,132,597)
Accumulated net realized loss...............................   (26,279,425)
                                                              ------------
    NET ASSETS..............................................  $879,393,991
                                                              ============
CLASS A SHARES:
Net Assets..................................................   $24,505,364
Shares Outstanding (unlimited authorized, $.01 par value)...     1,172,399
    NET ASSETS VALUE PER SHARE..............................        $20.90
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........        $22.06
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $774,019,615
Shares Outstanding (unlimited authorized, $.01 par value)...    37,920,386
    NET ASSETS VALUE PER SHARE..............................        $20.41
                                                              ============
CLASS C SHARES:
Net Assets..................................................   $34,506,750
Shares Outstanding (unlimited authorized, $.01 par value)...     1,692,085
    NET ASSETS VALUE PER SHARE..............................        $20.39
                                                              ============
CLASS D SHARES:
Net Assets..................................................   $46,362,262
Shares Outstanding (unlimited authorized, $.01 par value)...     2,198,736
    NET ASSETS VALUE PER SHARE..............................        $21.09
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001 (unaudited)
NET INVESTMENT LOSS:

INCOME
Dividends (net of $8,874 foreign withholding tax)...........  $  2,590,842
Interest....................................................       713,146
                                                              ------------

    TOTAL INCOME............................................     3,303,988
                                                              ------------

EXPENSES
Plan of distribution fee (Class A shares)...................        29,140
Plan of distribution fee (Class B shares)...................     3,623,543
Plan of distribution fee (Class C shares)...................       152,261
Investment management fee...................................     3,027,746
Transfer agent fees and expenses............................       355,762
Registration fees...........................................       131,513
Shareholder reports and notices.............................        41,932
Professional fees...........................................        31,407
Custodian fees..............................................        21,013
Trustees' fees and expenses.................................         5,649
Other.......................................................        16,619
                                                              ------------

    TOTAL EXPENSES..........................................     7,436,585
                                                              ------------

    NET INVESTMENT LOSS.....................................    (4,132,597)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss...........................................   (25,290,021)
Net change in unrealized appreciation.......................   (77,728,356)
                                                              ------------

    NET LOSS................................................  (103,018,377)
                                                              ------------

NET DECREASE................................................  $(107,150,974)
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                           FOR THE YEAR
                                                         FOR THE SIX          ENDED
                                                         MONTHS ENDED        JULY 31,
                                                        JANUARY 31, 2001       2000
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss...................................   $  (4,132,597)    $ (2,090,166)
Net realized gain (loss)..............................     (25,290,021)      18,062,173
Net change in unrealized appreciation.................     (77,728,356)      46,644,468
                                                         -------------     ------------

    NET INCREASE (DECREASE)...........................    (107,150,974)      62,616,475
                                                         -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares........................................        (415,578)        (343,469)
Class B shares........................................     (14,183,648)     (14,177,469)
Class C shares........................................        (615,964)        (265,441)
Class D shares........................................        (760,038)        (217,069)
                                                         -------------     ------------

    TOTAL DISTRIBUTIONS...............................     (15,975,228)     (15,003,448)
                                                         -------------     ------------

Net increase from transactions in shares of beneficial
 interest.............................................     388,220,201      364,245,934
                                                         -------------     ------------

    NET INCREASE......................................     265,093,999      411,858,961

NET ASSETS:
Beginning of period...................................     614,299,992      202,441,031
                                                         -------------     ------------
    END OF PERIOD
    (Including a net investment loss of $4,132,597 and
    $0, respectively).................................   $ 879,393,991     $614,299,992
                                                         =============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is high total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in equity and equity-related securities issued by domestic and foreign companies. The Fund was organized as a Massachusetts business trust on June 29, 1994 and commenced operations on November 30, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or TCW Investment Management Company (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued

purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are allocated directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; and 0.725% to the portion of daily net assets in excess of $500 million.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,060,412 at January 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued

months ended January 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,325, $382,033 and $11,676, respectively and received $129,762 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001 aggregated $841,255,091 and $435,833,369, respectively.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $100,353 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $2,000.

5. FEDERAL INCOME TAX STATUS

At July 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                    FOR THE YEAR
                                                                    MONTHS ENDED                        ENDED
                                                                  JANUARY 31, 2001                  JULY 31, 2000
                                                              -------------------------       -------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES        AMOUNT
                                                              ----------   ------------       ----------   ------------
CLASS A SHARES
Sold........................................................    897,095    $20,782,866          977,928   $ 22,547,042
Reinvestment of distributions...............................     19,851        397,611           16,047        329,290
Redeemed....................................................   (423,473)    (9,425,818)        (515,422)   (11,788,054)
                                                             ----------   ------------       ----------   ------------
Net increase - Class A......................................    493,473     11,754,659          478,553     11,088,278
                                                             ----------   ------------       ----------   ------------
CLASS B SHARES
Sold........................................................ 16,992,438    390,693,809       16,266,390    367,144,886
Reinvestment of distributions...............................    664,190     13,004,831          640,068     12,922,983
Redeemed.................................................... (3,297,579)   (71,460,932)      (3,035,196)   (67,747,312)
                                                             ----------   ------------       ----------   ------------
Net increase - Class B...................................... 14,359,049    332,237,708       13,871,262    312,320,557
                                                             ----------   ------------       ----------   ------------
CLASS C SHARES
Sold........................................................    997,211     22,574,797          935,698     21,021,934
Reinvestment of distributions...............................     30,271        592,095           12,638        255,289
Redeemed....................................................   (275,632)    (6,015,239)         (88,058)    (1,952,973)
                                                             ----------   ------------       ----------   ------------
Net increase - Class C......................................    751,850     17,151,653          860,278     19,324,250
                                                             ----------   ------------       ----------   ------------
CLASS D SHARES
Sold........................................................  1,257,566     28,753,212          923,524     21,690,791
Reinvestment of distributions...............................     31,446        635,204           10,162        209,734
Redeemed....................................................   (104,980)    (2,312,235)         (16,238)      (387,676)
                                                             ----------   ------------       ----------   ------------
Net increase - Class D......................................  1,184,032     27,076,181          917,448     21,512,849
                                                             ----------   ------------       ----------   ------------
Net increase in Fund........................................ 16,788,404   $388,220,201       16,127,541   $364,245,934
                                                             ==========   ============       ==========   ============

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                       FOR THE SIX             FOR THE YEAR ENDED JULY 31,         JULY 28, 1997*
                                                       MONTHS ENDED        ------------------------------------       THROUGH
                                                     JANUARY 31, 2001        2000          1999          1998      JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period...............       $23.88            $20.36        $16.78        $16.59          $16.07
                                                          ------            ------        ------        ------          ------

Income (loss) from investment operations:
 Net investment income (loss)......................        (0.04)            (0.01)        --            (0.01)           0.01
 Net realized and unrealized gain (loss)...........        (2.55)             4.72          4.47          1.34            0.51
                                                          ------            ------        ------        ------          ------

Total income (loss) from investment operations.....        (2.59)             4.71          4.47          1.33            0.52
                                                          ------            ------        ------        ------          ------

Less distributions from net realized gain..........        (0.39)            (1.19)        (0.89)        (1.14)          --
                                                          ------            ------        ------        ------          ------

Net asset value, end of period.....................       $20.90            $23.88        $20.36        $16.78          $16.59
                                                          ======            ======        ======        ======          ======

TOTAL RETURN+......................................       (10.77)%(1)        23.77%        27.78%         8.94%           3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................         1.14%(2)(3)       1.18%(3)      1.30%(3)      1.31%           1.31%(2)

Net investment income (loss).......................        (0.33)%(2)(3)     (0.06)%(3)    (0.10)%(3)    (0.07)%          4.08%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............      $24,505           $16,211        $4,079        $1,254             $10

Portfolio turnover rate............................           56%(1)            71%           79%           93%            198%

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

                                             FOR THE SIX                            FOR THE YEAR ENDED JULY 31,
                                             MONTHS ENDED         ---------------------------------------------------------------
                                          JANUARY 31, 2001++       2000++        1999++        1998++        1997*         1996
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period....       $23.41             $20.10        $16.68        $16.59        $12.00       $11.75
                                               ------             ------        ------        ------        ------        -----

Income (loss) from investment
 operations:
 Net investment income (loss)...........        (0.12)             (0.14)        (0.12)        (0.08)         0.04         0.15
 Net realized and unrealized gain
   (loss)...............................        (2.49)              4.64          4.43          1.31          5.81         0.80
                                               ------             ------        ------        ------        ------        -----

Total income (loss) from investment
 operations.............................        (2.61)              4.50          4.31          1.23          5.85         0.95
                                               ------             ------        ------        ------        ------        -----

Less dividends and distributions from:
 Net investment income..................        --                 --            --            --            (0.06)       (0.21)
 Net realized gain......................        (0.39)             (1.19)        (0.89)        (1.14)        (1.20)       (0.49)
                                               ------             ------        ------        ------        ------        -----

Total dividends and distributions.......        (0.39)             (1.19)        (0.89)        (1.14)        (1.26)       (0.70)
                                               ------             ------        ------        ------        ------        -----

Net asset value, end of period..........       $20.41             $23.41        $20.10        $16.68        $16.59       $12.00
                                               ======             ======        ======        ======        ======        =====

TOTAL RETURN+...........................       (11.07)%(1)         23.01%        27.04%         8.25%        51.66%        8.23%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................         1.89%(2)(4)        1.75%(4)      1.90%(4)      1.90%         2.05%        1.98%(3)

Net investment income (loss)............        (1.08)%(2)(4)      (0.63)%(4)    (0.70)%(4)    (0.50)%        0.28%        1.30%(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................     $774,020           $551,685      $194,763      $152,358      $117,041      $48,524

Portfolio turnover rate.................           56%(1)             71%           79%           93%          198%         261%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by Morgan Stanley Dean Witter Services Company Inc. (the then current Manager) and TCW Investment Management Company (the then current Adviser), the above annualized expense and net investment income ratios would have been 2.21% and 1.07%, respectively, for the year ended July 31, 1996.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

                                                                                                                   FOR THE PERIOD
                                                            FOR THE SIX           FOR THE YEAR ENDED JULY 31,      JULY 28, 1997*
                                                            MONTHS ENDED        -------------------------------       THROUGH
                                                          JANUARY 31, 2001       2000         1999        1998     JULY 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                            (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period....................       $23.40            $20.12      $16.66      $16.59        $16.07
                                                              -------           -------      ------      ------        ------

Income (loss) from investment operations:
 Net investment income (loss)...........................        (0.12)            (0.20)      (0.09)      (0.12)         0.01
 Net realized and unrealized gain (loss)................        (2.50)             4.67        4.44        1.33          0.51
                                                              -------           -------      ------      ------        ------

Total income (loss) from investment operations..........        (2.62)             4.47        4.35        1.21          0.52
                                                              -------           -------      ------      ------        ------

Less distributions from net realized gain...............        (0.39)            (1.19)      (0.89)      (1.14)       --
                                                              -------           -------      ------      ------        ------

Net asset value, end of period..........................       $20.39            $23.40      $20.12      $16.66        $16.59
                                                              =======           =======      ======      ======        ======

TOTAL RETURN+...........................................       (11.08)%(1)        22.78%      27.33%       8.12%         3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................         1.89%(2)(3)       1.93%(3)    1.72%(3)    2.06%         2.06%(2)

Net investment income (loss)............................        (1.08)%(2)(3)     (0.81)%(3)  (0.52)%(3)  (0.70)%        2.75%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................      $34,507           $21,997      $1,609        $700           $38

Portfolio turnover rate.................................           56%(1)            71%         79%         93%          198%

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER TOTAL RETURN TRUST

                                                                                                                   FOR THE PERIOD
                                                          FOR THE SIX           FOR THE YEAR ENDED JULY 31,        JULY 28, 1997*
                                                          MONTHS ENDED        -------------------------------         THROUGH
                                                        JANUARY 31, 2001       2000         1999        1998       JULY 31, 1997
-------------------------------------------------------------------------------------------------
                                                          (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period..................       $24.05            $20.46      $16.83      $16.59          $16.07
                                                            -------           -------      ------      ------          ------

Income from investment operations:
 Net investment income (loss).........................        (0.01)             0.03        0.02        0.06            0.01
 Net realized and unrealized gain (loss)..............        (2.56)             4.75        4.50        1.32            0.51
                                                            -------           -------      ------      ------          ------

Total income (loss) from investment operations........        (2.57)             4.78        4.52        1.38            0.52
                                                            -------           -------      ------      ------          ------

Less distributions from net realized gain.............        (0.39)            (1.19)      (0.89)      (1.14)         --
                                                            -------           -------      ------      ------          ------

Net asset value, end of period........................       $21.09            $24.05      $20.46      $16.83          $16.59
                                                            =======           =======      ======      ======          ======

TOTAL RETURN+.........................................       (10.61)%(1)        24.00%      28.08%       9.20%           3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................         0.89%(2)(3)       0.93%(3)    1.06%(3)    1.06%           1.06%(2)

Net investment income (loss)..........................        (0.08)%(2)(3)      0.19%(3)    0.14%(3)    0.34%           4.33%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............      $46,362           $24,407      $1,990         $11             $10

Portfolio turnover rate...............................           56%(1)            71%         79%         93%            198%

---------------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas K. McKissick
Vice President

N. John Snider
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, California 90017

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
TOTAL RETURN TRUST



Semiannual Report
January 31, 2001